Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The Company's Consolidated Statements of Operations included the following transactions with related parties for the periods indicated (in millions):

Years Ended December 31,	2022	2021	2020
Revenue—Non-Regulated	$1,093	$1,159	$1,506
Cost of Sales—Non-Regulated	352	324	504
Interest income	10	12	20
Interest expense	95	88	131

Schedule of Related Party Receivables Payables
The following table summarizes the balance sheet accounts with related parties included in the Company's Consolidated Balance Sheets as of the periods indicated (in millions):

December 31,	2022	2021
Receivables from related parties	$484	$131
Accounts and notes payable to related parties (1)	1,264	1,421
Construction in progress	714	134